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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06551

Morgan Stanley Growth Fund

               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                 (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                          (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: March 31, 2005

Date of reporting period: December 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY GROWTH FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2004 (UNAUDITED)

NUMBER OF
 SHARES                                                                                                         VALUE
----------                                                                                               --------------------
             COMMON STOCKS (99.8%)
             Advertising/Marketing Services (0.7%)
153,200      Lamar Advertising Co. (Class A) *                                                           $          6,553,896
                                                                                                         --------------------
             Air Freight/Couriers (0.8%)
144,040      C.H. Robinson Worldwide, Inc.                                                                          7,997,101
                                                                                                         --------------------
             Apparel/Footwear (0.8%)
137,290      Coach, Inc. *                                                                                          7,743,156
                                                                                                         --------------------
             Apparel/Footwear Retail (0.5%)
120,028      Chico's FAS, Inc. *                                                                                    5,464,875
                                                                                                         --------------------
             Biotechnology (4.0%)
117,743      Amgen Inc. *                                                                                           7,553,213
 77,000      Biogen Idec Inc. *                                                                                     5,128,970
198,400      Genentech, Inc. *                                                                                     10,800,896
 86,200      Genzyme Corp. *                                                                                        5,005,634
316,762      Gilead Sciences, Inc. *                                                                               11,083,502
                                                                                                         --------------------
                                                                                                                   39,572,215
                                                                                                         --------------------
             Broadcasting (1.0%)
329,900      Univision Communications Inc. (Class A) *                                                              9,656,173
                                                                                                         --------------------
             Casino/Gaming (4.5%)
209,620      GTECH Holdings Corp.                                                                                   5,439,639
503,600      International Game Technology                                                                         17,313,768
107,292      Las Vegas Sands Corp. *                                                                                5,150,016
179,520      Station Casinos, Inc.                                                                                  9,816,154
104,275      Wynn Resorts, Ltd. *                                                                                   6,978,083
                                                                                                         --------------------
                                                                                                                   44,697,660
                                                                                                         --------------------
             Chemicals: Agricultural (0.8%)
135,000      Monsanto Co.                                                                                           7,499,250
                                                                                                         --------------------
             Coal (0.7%)
 84,100      Peabody Energy Corp.                                                                                   6,804,531
                                                                                                         --------------------
             Computer Communications (1.2%)
473,762      Cisco Systems, Inc. *                                                                                  9,143,607
117,100      Juniper Networks, Inc. *                                                                               3,183,949
                                                                                                         --------------------
                                                                                                                   12,327,556
                                                                                                         --------------------
             Computer Processing Hardware (3.1%)
726,051      Dell Inc. *                                                                                           30,595,789
                                                                                                         --------------------
             Containers/Packaging (0.3%)
 65,300      Sealed Air Corp. *                                                                                     3,478,531
                                                                                                         --------------------
             Data Processing Services (1.9%)
221,000      First Data Corp.                                                                                       9,401,340
291,970      Paychex, Inc.                                                                                          9,950,338
                                                                                                         --------------------
                                                                                                                   19,351,678
                                                                                                         --------------------

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
             Discount Stores (4.5%)
101,300      Costco Wholesale Corp.                                                                                 4,903,933
100,300      Kmart Holding Corp. *                                                                                  9,924,685
560,538      Wal-Mart Stores, Inc.                                                                                 29,607,617
                                                                                                         --------------------
                                                                                                                   44,436,235
                                                                                                         --------------------
             Finance/Rental/Leasing (0.8%)
151,500      SLM Corp.                                                                                              8,088,585
                                                                                                         --------------------
             Financial Conglomerates (2.8%)
146,100      American Express Co.                                                                                   8,235,657
413,000      Brascan Corp. (Class A) (Canada)                                                                      14,872,130
100,983      Citigroup, Inc.                                                                                        4,865,361
                                                                                                         --------------------
                                                                                                                   27,973,148
                                                                                                         --------------------
             Financial Publishing/Services (1.1%)
126,400      Moody's Corp.                                                                                         10,977,840
                                                                                                         --------------------
             Food: Major Diversified (1.0%)
185,765      PepsiCo, Inc.                                                                                          9,696,933
                                                                                                         --------------------
             Food: Specialty/Candy (1.5%)
210,900      Wrigley (Wm.) Jr. Co.                                                                                 14,592,171
                                                                                                         --------------------
             Gas Distributors (1.0%)
199,200      Questar Corp.                                                                                         10,151,232
                                                                                                         --------------------
             Home Improvement Chains (1.5%)
339,350      Home Depot, Inc. (The)                                                                                14,503,819
                                                                                                         --------------------
             Hotels/Resorts/Cruiselines (3.5%)
606,500      Carnival Corp. (Panama)                                                                               34,952,595
                                                                                                         --------------------
             Household/Personal Care (1.7%)
219,300      Gillette Co. (The)                                                                                     9,820,254
131,864      Procter & Gamble Co. (The)                                                                             7,263,069
                                                                                                         --------------------
                                                                                                                   17,083,323
                                                                                                         --------------------
             Industrial Conglomerates (1.8%)
 93,200      3M Co.                                                                                                 7,648,924
275,400      Tyco International Ltd. (Bermuda)                                                                      9,842,796
                                                                                                         --------------------
                                                                                                                   17,491,720
                                                                                                         --------------------
             Information Technology Services (0.5%)
 71,300      Infosys Technologies Ltd. (ADR) (India)                                                                4,941,803
                                                                                                         --------------------
             Insurance Brokers/Services (0.5%)
102,900      ChoicePoint Inc. *                                                                                     4,732,371
                                                                                                         --------------------
             Integrated Oil (1.4%)
379,100      Suncor Energy, Inc. (Canada)                                                                          13,420,140
                                                                                                         --------------------
             Internet Retail (1.0%)
117,500      Amazon.com, Inc. *                                                                                     5,204,075
181,300      IAC/InterActiveCorp. *                                                                                 5,007,506
                                                                                                         --------------------
                                                                                                                   10,211,581
                                                                                                         --------------------
             Internet Software/Services (3.6%)
 29,300      Google Inc. (Class A) *                                                                                5,657,830
797,060      Yahoo! Inc. *                                                                                         30,033,221
                                                                                                         --------------------
                                                                                                                   35,691,051
                                                                                                         --------------------
             Investment Banks/Brokers (0.5%)
357,900      Ameritrade Holding Corp. *                                                                             5,089,338
                                                                                                         --------------------

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
             Investment Managers (1.5%)
219,300      Franklin Resources, Inc.                                                                              15,274,245
                                                                                                         --------------------
             Managed Health Care (3.7%)
264,780      Caremark Rx, Inc. *                                                                                   10,440,275
293,760      UnitedHealth Group Inc.                                                                               25,859,693
                                                                                                         --------------------
                                                                                                                   36,299,968
                                                                                                         --------------------
             Media Conglomerates (1.5%)
513,820      News Corp. (Class B)                                                                                   9,865,344
271,200      Time Warner, Inc. *                                                                                    5,272,128
                                                                                                         --------------------
                                                                                                                   15,137,472
                                                                                                         --------------------
             Medical Distributors (0.5%)
123,900      Patterson Companies Inc. *                                                                             5,376,021
                                                                                                         --------------------
             Medical Specialties (6.4%)
254,400      Alcon, Inc. (Switzerland)                                                                             20,504,640
128,100      Fisher Scientific International, Inc. *                                                                7,990,878
102,037      Kinetic Concepts, Inc. *                                                                               7,785,423
258,814      Medtronic, Inc.                                                                                       12,855,291
178,300      Zimmer Holdings, Inc. *                                                                               14,285,396
                                                                                                         --------------------
                                                                                                                   63,421,628
                                                                                                         --------------------
             Miscellaneous Commercial Services (0.7%)
108,800      Corporate Executive Board Co. (The)                                                                    7,283,072
                                                                                                         --------------------
             Oil & Gas Production (2.3%)
 90,200      EnCana Corp. (Canada)                                                                                  5,146,812
374,930      Ultra Petroleum Corp. (Canada) *                                                                      18,045,381
                                                                                                         --------------------
                                                                                                                   23,192,193
                                                                                                         --------------------
             Oilfield Services/Equipment (1.0%)
117,200      Halliburton Co.                                                                                        4,598,928
 72,800      Schlumberger Ltd. (Netherlands Antilles)                                                               4,873,960
                                                                                                         --------------------
                                                                                                                    9,472,888
                                                                                                         --------------------
             Other Consumer Services (6.1%)
269,300      Apollo Group, Inc. (Class A) *                                                                        21,735,203
335,025      eBay Inc. *                                                                                           38,956,707
                                                                                                         --------------------
                                                                                                                   60,691,910
                                                                                                         --------------------
             Packaged Software (4.9%)
  149,800    Adobe Systems, Inc. *                                                                                  9,398,452
1,363,920    Microsoft Corp.                                                                                       36,430,303
  117,600    Symantec Corp. *                                                                                       3,029,376
                                                                                                         --------------------
                                                                                                                   48,858,131
                                                                                                         --------------------
             Pharmaceuticals: Major (4.2%)
  491,644    Johnson & Johnson                                                                                     31,180,062
  199,000    Novartis AG (ADR) (Switzerland)                                                                       10,057,460
                                                                                                         --------------------
                                                                                                                   41,237,522
                                                                                                         --------------------
             Precious Metals (3.2%)
  714,800    Newmont Mining Corp.                                                                                  31,744,268
                                                                                                         --------------------
             Property - Casualty Insurers (1.5%)
    5,047    Berkshire Hathaway, Inc. (Class B) *                                                                  14,817,992
                                                                                                         --------------------
             Recreational Products (2.9%)
  401,700    Electronic Arts Inc. *                                                                                24,776,856
   89,000    Shanda Interactive Entertainment Ltd. (Cayman Islands) (ADR) *                                         3,782,500
                                                                                                         --------------------
                                                                                                                   28,559,356
                                                                                                         --------------------
             Restaurants (0.5%)
   79,400    Starbucks Corp. *                                                                                      4,951,384
                                                                                                         --------------------
             Semiconductors (2.1%)
  200,955    Intel Corp.                                                                                            4,700,337
  126,275    Linear Technology Corp.                                                                                4,894,419
  329,100    Marvell Technology Group Ltd. (Bermuda) *                                                             11,673,177
                                                                                                         --------------------
                                                                                                                   21,267,933
                                                                                                         --------------------

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
             Specialty Stores (1.0%)
  275,510    PETsMART, Inc.                                                                                         9,788,870
                                                                                                         --------------------
             Specialty Telecommunications (1.2%)
  432,523    Crown Castle International Corp. *                                                                     7,197,183
   69,500    NTL, Inc. *                                                                                            5,070,720
                                                                                                         --------------------
                                                                                                                   12,267,903
                                                                                                         --------------------
             Telecommunication Equipment (2.9%)
  685,014    QUALCOMM Inc.                                                                                         29,044,594
                                                                                                         --------------------
             Tobacco (0.5%)
   84,100    Altria Group, Inc.                                                                                     5,138,510
                                                                                                         --------------------
             Wireless Telecommunications (2.2%)
  225,100    America Movil S.A. de C.V. (Series L) (ADR) (Mexico)                                                  11,783,985
  347,800    Nextel Communications, Inc. (Class A) *                                                               10,434,000
                                                                                                         --------------------
                                                                                                                   22,217,985
                                                                                                         --------------------
             TOTAL COMMON STOCKS
               (Cost $896,545,260)                                                                                991,820,141
                                                                                                         --------------------
 NUMBER OF
  WARRANTS
                WARRANTS (0.0%)
                Telecommunication Equipment (0.0%)
    81,370      Lucent Technologies Inc.*                                                                             128,565
                                                                                                         --------------------
                (due 12/10/07) (Cost $0)
 PRINCIPAL
 AMOUNT IN
 THOUSANDS
                SHORT-TERM INVESTMENT (0.3%)
                REPURCHASE AGREEMENT
    $2,569      Joint repurchase agreement account 2.222% due 01/03/05 (dated 12/31/04;
                proceeds $2,569,476)
                (a) (Cost $2,569,000)                                                                               2,569,000
                                                                                                         --------------------
                TOTAL INVESTMENTS
                  (Cost $899,114,260) (b)                                                       100.1%            994,517,706
                LIABILITIES IN EXCESS OF OTHER ASSETS                                            (0.1)               (915,414)
                                                                                                -----    --------------------
                NET ASSETS                                                                      100.0%   $        993,602,292
                                                                                                =====    ====================

      ADR   American Depository Receipt

      *     Non-income producing security.

      (a)   Collateralized by federal agency and U.S. Treasury obligations.

      (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $114,844,931 and the aggregate gross unrealized depreciation is $19,441,485, resulting in net unrealized appreciation of $95,403,446.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2
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                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Growth Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 17, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 17, 2005

                                       3